ROPES & GRAY LLP
ONE INTERNATIONAL PLACE
BOSTON, MA 02110
(617) 951-7000

September 26, 2006

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:          RS Variable Products Trust (the “Trust”) (File Nos. 33-135544 and 811-21922)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission is Pre-Effective Amendment No. 1 (File No. 33-135544 under the Securities Act of 1933, as amended) and Amendment No. 1 (File No. 811-21922 under the Investment Company Act of 1940, as amended) to the Registration Statement on Form N-1A of RS Variable Products Trust (the “Amendment”).  The Amendment is marked to show changes from the Trust’s Registration Statement filed with the Commission on June 30, 2006.

The Trust is filing the Amended Registration Statement (i) in response to the comments the Trust received from Robert Lamont, the Commission examiner assigned to the Trust; and (ii) to update certain other information.

Any questions or comments with respect to the enclosed materials should be directed to the undersigned at (212) 841-0622 or to my colleague Elizabeth J. Reza at (617) 951-7919.

Very truly yours,

/s/ EGAN M. CAMMACK

Egan M. Cammack
Enclosure

cc:
Benjamin L. Douglas, Esq.
Timothy W. Diggins, Esq.
Elizabeth J. Reza, Esq.